Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Fair Value
Total	₨ 8,295,487.1	$ 99,537.9	₨ 4,878,844.0
Debt securities, other than asset and mortgage-backed securities
Amortized Cost
Within one year	1,216,195.2
Over one year through five years	1,704,481.9
Over five years through ten years	2,910,153.3
Over ten years	2,336,476.3
Amortized Cost	8,167,306.7
Fair Value
Within one year	1,213,814.5	14,564.6
Over one year through five years	1,693,976.3	20,326.1
Over five years through ten years	2,895,370.6	34,741.7
Over ten years	2,353,777.5	28,243.1
Total	₨ 8,156,938.9	$ 97,875.5	₨ 4,730,390.8